SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).

Principles of Consolidation

The consolidated financial statements of the Group include the financial statements of the Company, its subsidiaries, the VIE and its subsidiaries for which the Company is the primary beneficiary. All significant intercompany balances and transactions between the Company, its subsidiaries and VIE have been eliminated on consolidation.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenue and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s financial statements include, but are not limited to, allowance for doubtful accounts, fair value measurements of equity instruments with no readily determinable fair value, useful lives of long-lived assets, the purchase price allocation with respect to business combinations, impairment of long-lived assets and goodwill, realization of deferred tax assets, uncertain tax positions, and share-based compensation. Management bases the estimates on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from those estimates.

Convenience translation

Amounts in U.S. dollars are presented for the convenience of the reader and are translated at the noon buying rate of RMB6.8755 per US$1.00 on December 31, 2018 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Foreign currency

The functional currency of the Company's subsidiaries located outside the PRC is the United States Dollars (“US$”). The Company’s subsidiaries, VIE and its subsidiaries located in the PRC determined their functional currency to be Renminbi (the “RMB”). The Company uses the RMB as its reporting currency.

Each entity in the Group maintains its financial records in its own functional currency. Transactions denominated in foreign currencies are measured at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are remeasured at the exchange rates prevailing at the balance sheet date. Non-monetary items that are measured in terms of historical cost in foreign currency are remeasured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of comprehensive loss.

The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income, a component of shareholders’ (deficit)/equity.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits or other highly liquid investments placed with banks or other financial institutions which are unrestricted as to withdrawal and use and have original maturities of less than three months.

Restricted cash

The Group’s restricted cash mainly represents (a) deposits held in designated bank accounts for issuance of notes payable and short term loans; and (b) security deposits as required by the Group’s sortation centers and warehouses. As of December 31, 2017 and 2018, the restricted cash related to the deposits held in designated bank accounts as pledged security of notes payable was RMB104,000 and RMB34,979 (US$5,087), respectively. The restricted cash related to deposits held in designated bank accounts as pledged security of short term loans are disclosed in Note 12.

The Group adopted Accounting Standards Update (“ASU”) 2016-18, Statement of Cash Flows (Topic 230), Restricted Cash (“ASU 2016-18”) on January 1, 2018 retrospectively and presented restricted cash within the ending cash, cash equivalents, and restricted cash balance on the Group’s consolidated statement of cash flows for the years ended December 31, 2016, 2017 and 2018.

Short-term investments

The Group’s short-term investments comprise primarily of cash deposits at fixed or floating rates based on daily bank deposit rates with maturities ranging from three months to one year.

Accounts receivable and notes receivable, and allowance for doubtful accounts

Accounts and notes receivable are carried at net realizable value. An allowance for doubtful accounts is recorded when collection of the full amount is no longer probable. In evaluating the collectability of receivable balances, the Group considers specific evidence including the aging of the receivable, the customer’s payment history, its current credit-worthiness and current economic trends. Accounts and notes receivable are written off after all collection efforts have ceased.

Property and equipment, net

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life
Machinery and electronic equipment	3 - 5 years
Motor vehicles	3 years
Leasehold improvements	Lesser of useful life or lease term

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

Direct costs that are related to the construction of property and equipment, and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment, and the depreciation of these assets commences when the assets are ready for their intended use.

Business Combinations

The Group accounts for its business combinations using the purchase method of accounting in accordance with ASC 805, Business Combinations (“ASC 805”). The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Group acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings. The Company adopted ASU No. 2017-01, Business Combinations (Topic 802): Clarifying the Definition of a Business, in determining whether it has acquired a business from January 1, 2018 on a prospective basis and there was no material impact on the consolidated financial statements.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines the discount rates to be used based on the risk inherent in the related entity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Goodwill

The Group assesses goodwill for impairment in accordance with ASC 350‑20, Intangibles—Goodwill and Other: Goodwill (“ASC 350‑20”), which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events.

The Group has determined it has five reporting units (that also represent operating segments). Goodwill was allocated to four reporting units as of December 31, 2017 and 2018, respectively (Note 11). The Group has the option to assess qualitative factors first to determine whether it is necessary to perform the two-step test in accordance with ASC 350‑20. If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the two-step quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations.

In performing the two-step quantitative impairment test, the first step compares the carrying amount of the reporting unit to the fair value of the reporting unit based on estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Group is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Group must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss in general and administrative expenses.

Intangible assets

Intangible assets with finite lives are carried at cost less accumulated amortization. All intangible assets with finite lives are amortized using the straight-line method over the estimated useful lives.

Intangible assets have estimated useful lives from the date of purchase as follows:

Category	Estimated Useful Life
Customer relationships	3-5 years
Software	3-8 years
Domain name	10 years
Brand name	20 years
Others	2-3 years

Impairment of long-lived assets other than goodwill

The Group evaluates its long-lived assets, including fixed assets and intangible assets with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Impairment losses if any, are included in general and administrative expense.

Fair value measurements of financial instruments

The Company applies ASC 820, Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided for fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Includes other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial instruments include cash and cash equivalents, restricted cash, accounts and notes receivables, certain other current assets, short-term investments, due from related parties, accounts and notes payable, short-term bank loans, amounts due to related parties, and certain other current liabilities. The carrying values of the financial instruments approximate their fair values due to their short-term maturities.

Modification of redeemable convertible preferred shares

The Group assesses whether an amendment to the terms of its redeemable convertible preferred shares is an extinguishment or a modification using the fair value model. If the fair value of the redeemable convertible preferred shares immediately after the amendment changes by more than 10 percent from the fair value of the redeemable convertible preferred shares immediately before the amendment, the amendment is considered an extinguishment. An amendment that does not meet this criterion is a modification. When redeemable convertible preferred shares are extinguished, the difference between the fair value of the consideration transferred to the redeemable convertible preferred shareholders and the carrying amount of the redeemable convertible preferred shares (net of issuance costs) is treated as a deemed dividend to the redeemable convertible preferred shareholders. When redeemable convertible preferred shares are modified, the increase of the fair value immediately after the amendment is treated as a deemed dividend to the redeemable convertible preferred shareholders. Modifications that result in a decrease in the fair value of the redeemable convertible preferred shares are not recognized.

Inventories

Inventories are comprised of finished goods. The Group’s finished goods consists of (i) low value consumables used in performing express delivery services, freight delivery services and supply chain management services such as handheld terminals, packing materials and uniforms emblazoned with the logo “BEST” (“accessories”); and (ii) fast-moving consumer goods such as beverage and drinks, snacks and daily necessities to be sold on the Group’s Store+ online business-to-business platform and in retail stores (“consumer goods”). Inventories are stated at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses. Cost of accessories is accounted for using the weighted average cost method. Cost of purchased consumer goods are accounted for using the first-in first-out method for Store+ online business prior to January 1, 2018 and the weighted average cost method for Wowo, respectively. Adjustments are recorded to write down the cost of inventory to the estimated market value due to the slow-moving merchandise and damaged goods. Write-downs are recorded in cost of revenue in the consolidated statements of comprehensive loss.

Starting in 2018, the Group elected to change the inventory costing method for the Store+ online business from the first-in first-out method to the weighted average cost method. The impact of the change in accounting principle was immaterial to all periods presented and thus, not applied retrospectively.

Revenue recognition

On January 1, 2018, the Group adopted ASC 606, Revenues from Contracts with Customers (“ASC 606”) and elected to apply the modified retrospective approach to contracts that are not completed as of this date. The cumulative effect of initially applying ASC 606 resulted in an increase to opening accumulated deficit of RMB25,054, which has been recognized on the day of initial application and prior periods were not retrospectively adjusted. The Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which the Company recognizes revenue at the amount to which it has the right to invoice for services performed.

Commencing on January 1, 2018, revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods or services. The Group presents value-added taxes as a reduction from revenues.

The Group’s revenue recognition policies effective on the adoption date of ASC 606 are as follows:

Express delivery services

The Group provides express services that comprise of sorting, line-haul and feeder transportation services to its franchisee service stations, which are also the Group’s customers, when parcels (under 15 kg) are dropped off by the Group’s franchisee service station customers at the Group’s first hub or sortation center.

Prior to 2017, the Group was not responsible for last mile delivery of the parcels and therefore, the Group's customers were separately engaging with, and directly liable to, the last mile delivery service stations for their delivery service and related fees. The fees the Group earned from its customers were based on the parcel's weight and route to the Group's last destination hub or sortation center. Therefore, the Group recognized revenue when the parcels were picked up from the Group's last destination hub or sortation center by franchisees operating the last mile delivery service stations for delivery to end recipients.

Starting in 2017, in order to enhance the Group's parcel delivery experience and the Group's control over service quality throughout its network, the Group revised its contractual arrangements and service offerings with its franchisee service stations to offer an integrated service that includes last-mile delivery service to end recipients and acts as the principal that is directly responsible for all parcels sent through its network, from the point when customers drop off the parcels at the Group’s first hub or sortation center all the way through to the point when the parcels are delivered to end recipients.

Customers are required to prepay for express delivery services and the Group records such amounts as “customer advances and deposits and deferred revenue” in the balance sheet. The transaction price the Group earns from its customers are based on the parcel’s weight and route to the end recipient’s destination. In addition, the Group provides certain discounts, incentives and rebates based on explicitly agreed upon terms with its customers that can decrease the transaction price and estimates variable consideration based on the most likely amount to be provided. The amount of variable consideration included in the transaction price is limited to the amount that will not result in a significant revenue reversal. The Group reviews the estimate of variable consideration and updates the transaction price at the end of each reporting period as necessary. Uncertainties related to the variable consideration for transactions are resolved in a short time frame. Adjustments to variable consideration are recognized in the period the adjustments are identified and have historically been insignificant.

The vast majority of the Group’s contracts with customers are for express delivery services and include only one performance obligation. Performance obligations are generally short-term in nature and with transit days being a week or less for each parcel. The Group recognizes revenue over time as customers receive the benefit of the Group’s services as the goods are delivered from one location to another. As such, express delivery services revenue is regonized proportionally as a parcel moves from origin to destination and the related costs are recognized as incurred.  The Group uses an output method of progress based on time-in-transit as it best depicts the transfer of control to the customer.

A minor percentage of the Group’s express delivery services are performed by its self-operated service stations for direct customers (“direct customer express delivery services”), who are the senders of the parcels. The Group is directly responsible for the parcel from the point it is received from the senders all the way through the point when the parcels are delivered to end recipients. Direct customer revenue is recognized proportionally as parcels are transported to end recipients and the related costs are recognized as incurred.

Express delivery services revenue also includes initial non-refundable franchise fees. The initial non-refundable franchise fees are recognized over the franchise period due to the franchisees’ rights to access the Group’s logos and brand names which are considered symbolic intellectual properties. The initial non-refundable franchise fees are negotiated under a separate agreement and represent a very small percentage of revenue for all periods presented.

Freight delivery services

Similar to express delivery services, the Group provides freight services that comprise of sorting, line-haul and feeder transportation services mainly to its franchisees, which are also the Group’s customers. Prior to 2017, the Group's customers directly engaged the last mile delivery service stations that deliver the shipments to the end recipients. The freight fees the Group earned from its customers were based on the shipment's weight and route to the Group's last destination hub or sortation center. Therefore, the Group recognized revenue when the freight shipments were picked up from the Group's last destination hub or sortation center for delivery to end recipients.

Starting in 2017, in order to enhance the Group's freight delivery experience and the Group's control over service quality throughout its network, the Group revised its contractual arrangements and service offerings with its franchisee service stations to offer an integrated service that includes last-mile delivery service to end recipients and acts as the principal that is directly responsible for all shipments sent through its network, from the point when customers drop off the shipments at the Group’s first hub or sortation center all the way through to the point when the shipments are delivered to end recipients.

Customers are required to prepay for freight delivery services and the Group records such amounts as “customer advances and deposits and deferred revenue” in the balance sheet. The transaction price the Group earns from its customers are based on the shipment’s weight and route to the end recipient’s destination.

The vast majority of the Group’s contracts with customers are for freight delivery services and include only one performance obligation. Performance obligations are generally short-term in nature with transit days being a week or less for each shipment. The Group recognizes revenue over time as customers receive the benefit of the Group’s services as the goods are shipped from one location to another. As such, freight delivery services revenue is regonized proportionally as a shipment moves from origin to destination and the related costs are recognized as incurred. The Group uses an output method of progress based on time-in-transit as it best depicts the transfer of control to the customer.

Freight delivery services revenue also includes initial non-refundable franchise fees. The initial non-refundable franchise fees are recognized over the franchise period due to the franchisees’ rights to access the Group’s logos and brand names which are considered symbolic intellectual properties. The initial non-refundable franchise fees are negotiated under a separate agreement and represent a very small percentage of revenue for all periods presented.

Supply chain management services

The Group provides warehouse management and order fulfillment services (through its self-operated order fulfillment centers), and transportation services to its offline and online enterprise customers. The arrangements comprise of various service offerings that can be purchased at the option of the customer. Each of the service options are substantive and the enterprise customers cannot purchase each additional service at a significant and incremental discount. Therefore, each service is accounted for as a separate performance obligation. The Group is the primary obligor and does not outsource any portion of the order fulfillment services to supply chain franchisee partners. The Group recognizes warehouse management and order fulfillment services revenue upon completion of the services. The Company considers transfer of control to occur once the services are performed as the Company has the right to payment. For the majority of supply chain contracts, customers are billed on a monthly basis and remit payment according to the customers' credit terms which ranges from 5 to 120 days.

The Group recognizes transportation services revenue over time as customers receive the benefit of our services as the goods are shipped from origin to destination. As such, transportation service revenue is recognized proportionally as a shipment moves from origin to destination and the related costs are recognized as incurred. The Group uses an output method of progress based on time-in-transit as it best depicts the transfer of control to the customer.

A small percentage of revenue is also earned from supply chain franchisee partners that can access the Group’s supply chain network. These franchisee partners pay an initial non-refundable fee for a comprehensive operating manual and orientation training, as well as an agreed upon system usage fee for each order processed through the Group’s supply chain network. The initial non-refundable fees and system usage fees were insignificant for all periods presented.

Store+ services

The Group recognizes revenue upon the delivery of the consumer goods to its convenience store membership customers. Starting in May 2017, the Company also generates and recognizes revenue upon the sales of merchandise to end consumers by the Group’s self-operated convenience stores. The Group is the principal to the transaction for the sales of consumer goods and merchandise and revenue from these transactions are recognized on a gross basis. Transfer of control occurs at a point in time once delivery has been completed as the Group has transferred control of the promised goods to the customer. Generally, customers are billed upon delivery of the consumer goods while convenience store customers make payment upon checkout of merchandise.

Other services

The Group mainly provides cross-border logistic coordination services, finance leasing services and Ucargo transportation services. For cross-border logistic coordination services, the Group recognize revenue upon completion of the services. Revenue from interest income on financing leases is recognized using the effective interest rate method. Ucargo transportation services revenue is recognized proportionally as a shipment moves from origin to destination using an output method of progress based on time-in-transit while the related costs are recognized as incurred. The Group is the principal to the transaction for these services and revenue from these transactions is recognized on a gross basis.

Contract assets and liabilities

The Group enters into contracts with its customers, which may give rise to contract liabilities (deferred revenue) and contract assets (unbilled revenue). The payment terms and conditions within the Group’s contracts vary by the type of service and customers. When the timing of revenue recognition differs from the timing of payments made by customers, the Group recognizes either unbilled revenue (its performance precedes the billing date) or deferred revenue (customer payment is received in advance of performance).

Contract assets represent unbilled amounts resulting from provision of transportation services as the Group has an unconditional right to payment only once all delivered goods reach their destination. Contract assets are classified as current and the full balance is reclassified to accounts receivables when the right to payment becomes unconditional. The balance of contract assets was insignificant as of January 1, 2018 and December 31, 2018.

Contract liabilities are included in “customer advances and deposits and deferred revenue” in the accompanying consolidated balance sheet. Contract liabilities represents the amount of consideration received upfront from customers related to in-transit shipments that has not yet been recognized as revenue based on our selected measure of progress and non-refundable franchise fees which are recognized over the franchise period. The Group classifies contract liabilities as current based on the timing of when the Group expects to recognize revenue, which typically occurs within a week after period-end.

The opening and closing balances of contract liabilities arising from contracts with customers as of December 31, 2018 were as follows:

		Balance at
	Balance at	January 1,	Balance at	Balance at
	December	2018 as	December 31,	December 31,
	31, 2017	adjusted	2018	2018
	RMB	RMB	RMB	USD

Contract liabilities	505,587	530,642	639,912	93,071

Revenue recognized in the year ended December 31, 2018 that was included in the contract liability balance at the beginning of the period was RMB484,388 (US$70,451). This revenue was driven primarily by express and freight delivery performance obligations being satisfied.

For contract costs associated with obtaining a contract, the Group capitalized the incremental contract cost such as commissions incurred in connection with obtaining a contract and amortizes the capitalized contract costs using a straight line basis over the term of the contract. The capitalized contract costs as of December 31, 2018 and the related amortization  during the year ended December 31, 2018 was insignificant.

The cumulative effect of the changes made to our consolidated Januarary 1, 2018 balance sheet for the adoption of ASC 606 were as follows:

	Balance at
	December 31,		Balance at
	2017	Adjustments	January 1, 2018
	RMB	RMB	RMB
Current liabilities:
Customer advances and deposits and deferred revenue	910,383	25,054	935,437
Shareholders’ equity:
Accumulated deficit	(14,886,214)	(25,054)	(14,911,268)

The impact of adoption of ASC 606 on our consolidated statements of comprehensive loss and consolidated balance sheet were as follows.

	Year ended December 31,
		Balance without
		adoption of	Effect of
	As reported	ASC 606	change
	RMB	RMB	RMB
Revenue from third parties:
Express delivery	17,702,869	17,686,557	16,312
Freight delivery	4,102,610	4,095,438	7,172
Supply chain management	2,074,414	2,069,648	4,766
Total revenue	23,879,893	23,851,643	28,250
Gross profit	1,441,137	1,412,887	28,250
Loss from operations	(657,974)	(686,224)	28,250
Loss before income tax and share of net income/(loss) of equity investees	(496,048)	(524,299)	28,250
Loss before share of net income/(loss) of equity investees	(507,935)	(536,186)	28,250
Net loss	(508,391)	(536,641)	28,250

	As at December 31, 2018
		Balance without
		adoption of	Effect of
	As reported	ASC 606	change
	RMB	RMB	RMB
Current assets:
Accounts and notes receivables	1,046,844	1,042,078	4,766
Current liabilities:
Customer advances and deposits and deferred revenue	1,219,230	1,220,800	(1,570)
Shareholders’ equity:
Accumulated deficit	(15,419,256)	(15,422,452)	3,196

The adoption of ASC 606 did not have a material impact on net loss per share or the consolidated statement of cash flows for the year ended December 31, 2018.

Cost of revenue

Cost of revenue consists primarily of transportation costs including last-mile delivery service fees, cost of express and freight delivery accessories, operating costs for the delivery platforms, hubs and sortation centers, operating costs for the supply chain management network, purchased consumer goods, salaries and benefits of related personnel, depreciation, rental costs, and other related operating costs.

Selling expenses

Advertising costs are expensed when incurred and are included in selling expenses in the consolidated statements of comprehensive loss. For the years ended December 31, 2016, 2017 and 2018, advertising expenses were RMB15,089,  RMB15,401 and RMB24,131 (US$3,510), respectively.

Selling expenses include shipping and handling costs incurred for the Store + services segment comprising of costs for operating and staffing the Group’s warehouses, packaging and outbound shipping to customers. Shipping and handling costs amounted to RMB74,022,  RMB203,916 and RMB224,815 (US$32,698) for the years ended December 31, 2016, 2017 and 2018, respectively.

Selling expenses also include retail store occupancy costs such as rent, depreciation, amortization and overhead expenses incurred for Wowo, which is included in the Store+ services segment. Retail store occupancy costs amounted to RMB nil,  RMB70,450 and RMB106,590 (US$15,503) for the years ended December 31, 2016, 2017 and 2018, respectively.

Government subsidies

Government subsidies primarily consist of financial subsidies received from local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. For the government subsidies with non-operating nature and with no further conditions to be met, the amounts are recorded as non-operating income in “Other income” when received. The government subsidies with certain operating conditions are recorded as liabilities when received and will be recorded as “Other income” when the conditions are met.

Leases

Lessee

Leases are classified at the inception date as either a capital lease or an operating lease. A lease is a capital lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease.

All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over their respective lease term. The Group leases certain office, warehouses and hub and sortation center facilities, and equipment under non-cancelable operating leases. Certain lease agreements contain rent holidays. Rent holidays are considered in determining the straight-line rent expense to be recorded over the lease term.

Lessor

The Group provides financing leases of multiple types of motor vehicles and logistic equipment, primarily to transportation service providers that meet the Group’s credit assessment requirements. The financing leases range from two to ten years, do not contain contingent rental income clauses, and are fully collateralized by assets the Group can repossess in the event of default. Initial direct costs were insignificant for all periods presented. Revenue from interest income on financing leases is recognized using the effective interest rate method. For the years ended December 31, 2016, 2017, and 2018, interest income amounted to RMB3,592,  RMB62,174 and RMB125,225 (US$18,213), respectively, which is included in “Others revenue” in the accompanying consolidated statements of comprehensive loss. As of December 31, 2017 and 2018, all financing lease receivables were within their payment terms.

Research and Development Expenses

Research and development expenses primarily consist of salaries and benefits for research and development personnel and depreciation of property and equipment. The Group expenses research and development costs as they are incurred.

Comprehensive loss

Comprehensive loss is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income , requires that all items that are required to be recognized under current accounting standards as components of comprehensive loss be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive loss includes net loss and foreign currency translation adjustments, and is presented in the consolidated statements of comprehensive loss.

Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC 740, Income Taxes (“ASC 740”). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties arising from underpayment of income taxes shall be computed in accordance with the related PRC tax law. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest and penalties recognized in accordance with ASC 740 are classified in the consolidated statements of comprehensive loss as income tax expense.

The Group recognizes in its consolidated financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group’s estimated liability for unrecognized tax benefits included in “Other non-current liabilities” in the accompanying consolidated balance sheets is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s consolidated financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Share-based compensation

Awards granted to employees

The Group applies ASC 718, Compensation—Stock Compensation (“ASC 718”), to account for its employee share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or equity award. All the Group’s share-based awards to employees were classified as equity awards and are recognized in the consolidated financial statements based on their grant date fair values. For awards only with service conditions, the Group has elected to recognize compensation expense using the straight-line method for awards granted with graded vesting provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant date value of the options that are vested at that date. For awards with performance and service conditions, the Group uses the accelerated method for awards granted with graded vesting. The Group accounts for forfeitures as they occur.

The Group, with the assistance of an independent third party valuation firm, determined the fair value of the share options granted to employees. The binomial option pricing model was applied in determining the estimated fair value of the options granted to employees.

Awards granted to non-employees

The Group has accounted for equity instruments issued to non‑employees in accordance with the provisions ASC 505‑50, Equity‑based payments to non‑employees. All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. The measurement date of the fair value of the equity instrument issued is the date on which the counterparty’s performance is completed as there is no associated performance commitment. On July 1, 2018, the Group early adopted ASU 2018-07: Compensation — Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”) which aligns the measurement and classification guidance for share based payments to nonemployees with that for employees, with certain exceptions. ASU 2018-07 is required to be adopted on a modified retrospective basis through a cumulative-effect adjustment to accumulated deficit as of the beginning of the fiscal year of adoption. Nonemployee share-based payment awards within the scope of ASC 718 are measured at grant-date fair value. There was no material impact on the consolidated financial statements from the adoption of ASU 2018-07.

Modification of awards

A change in any of the terms or conditions of the awards is accounted for as a modification of the award. Incremental compensation cost is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the fair value of the awards and other pertinent factors at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period the modification occurs. For unvested awards, the Group recognizes over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified award is lower than the fair value of the original award immediately before modification, the minimum compensation cost the Group recognizes is the cost of the original award.

Long-term investments

The Group’s long-term investments consist of equity investments without readily determinable fair value and equity method investments. Prior to adopting ASC 321 on January 1, 2018, investments in investees that do not have readily determinable fair value and over which the Group does not have significant influence are carried at cost, in accordance with ASC Subtopic 325-20, Investments-Other: Cost Method Investments. The Group only adjusts the carrying value of such investments for an other-than-temporary decline in fair value and for distribution of earnings that exceeds its share of earnings since its investment. The Group regularly evaluates the impairment of the cost method investments based on the performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of the investment.

After the adoption of ASC 321 from January 1, 2018, the Group accounts for investments in an investee over which the Group does not have significant influence and which do not have readily determinable fair value using the measurement alternative, which is defined as cost, less impairments, adjusted by observable price changes. The Group makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Group estimates the investment’s fair value in accordance with ASC 820. If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss equal to the difference between the carrying value and fair value.

Investments in entities in which the Group can exercise significant influence and holds an investment in voting common stock or in-substance common stock (or both) of the investee but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC 323, Investments-Equity Method and Joint Ventures (“ASC 323”). Under the equity method, the Group initially records its investments at cost. The Group subsequently adjusts the carrying amount of the investments to recognize the Group’s proportionate share of each equity investee’s net income/(loss) into earnings after the date of investments. The Group evaluates the equity method investments for impairment under ASC 323. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

Loss per share

In accordance with ASC 260, Earnings Per Share (“ASC 260”), basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year using the two-class method. Under the two-class method, net loss is allocated between ordinary shares and other participating securities based on their participating rights. The Group’s redeemable convertible preferred shares (Note 14) and Class A, Class B and Class C ordinary shares (Note 19) are participating securities. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the Group’s redeemable convertible preferred shares using the if-converted method, and ordinary shares issuable upon the exercise of the share options and vesting of restricted share units, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted loss per share if their effects would be anti-dilutive.

For the year ended December 31, 2016, the computation of basic loss per share using the two-class method is not applicable as the Group was in a net loss position and the redeemable convertible preferred shares or participating securities do not have contractual rights and obligations to share in the losses of the Group. For the years ended December 31, 2017 and 2018, the two-class method is applicable because the Company has three classes of ordinary shares outstanding, Class A, Class B and Class C ordinary shares, respectively. The participating rights (liquidation and dividend rights) of the holders of the Company’s Class A, Class B and Class C ordinary shares are identical, except with respect to voting and conversion (Note 19). In accordance with ASC 260, the undistributed loss for each year is allocated based on the contractual participation rights of the Class A, Class B and Class C ordinary shares, respectively. As the liquidation and dividend rights are identical, the undistributed loss is allocated on a proportionate basis.

Segment reporting

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated  by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer and each of its major service lines is a discrete operating and reportable segment.

Recent accounting pronouncements

In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment (“ASU 2017-04”), which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. The guidance is effective for annual and interim impairment tests performed in periods beginning after December 15, 2019. Early adoption is permitted for all entities for annual and interim goodwill impairment testing dates on or after January 1, 2017. The guidance should be applied on a prospective basis. The Group does not believe the adoption of this standard will have a material impact on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) (“ASU 2016-02”). ASU 2016-02 modifies existing guidance for off-balance sheet treatment of a lessees’ operating leases by requiring lessees to recognize lease assets and lease liabilities. Under ASU 2016-02, lessor accounting is largely unchanged. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Group will adopt this new standard from January 1, 2019 using a modified retrospective transition method and selects the transition option to continue to apply the legacy guidance in ASC 840, Leases, including its disclosure requirements, in the comparative periods presented and will apply the transition provisions at the beginning of the period of adoption by recording a cumulative adjustment to the opening balance of retained earnings in the year of adopting the new standard. The Group will also elect the package of practical expedients permitted under the transition guidance, which allows the Group to carryforward historical lease classification, assessment on whether a contract is or contains a lease, and initial direct costs for any leases that exist prior to adoption of the new standard. The Group will also elect the short-term lease exemption for certain classes of underlying assets with a lease term of 12 months or less. The Group currently believes the most significant change will relate to the recognition of right-of-use assets and lease liabilities on the Group’s consolidated balance sheet relating to the operating leases for order fulfillment centers, hubs and sortation centers. The Group does not expect any material impact on net assets and the consolidated statement of comprehensive loss as a result of adopting the new standard.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instrument – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). The guidance requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. The guidance will be effective for fiscal years and interim periods beginning after December 15, 2019 and early adoption is permitted for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. In November 2018, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, which clarifies that receivables arising from operating leases should be accounted for in accordance with ASC Topic 842, Leases instead of ASC Subtopic 326-20. The Company is currently evaluating this guidance and the impact on its consolidated financial statements.

In February 2018, the FASB issued ASU 2018-02, Income Statement — Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income (“ASU 2018-02”), which amends ASC 220 to allow a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act and requires entities to provide certain disclosures regarding stranded tax effects. This standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Group does not expect the adoption of this standard will have a material impact on its consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement which eliminates, adds and modifies certain disclosure requirements for fair value measurements. Under the guidance, public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, but entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The Group does not expect a significant impact from the adoption of this standard on its consolidated financial statements.